Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 15. — RELATED PARTY TRANSACTIONS

The Company has transactions in the normal course of business with its shareholders, CEHL and their affiliates. The following tables summarize related party transactions and balances (in thousands):

	As of December 31,
	2013	2012
CEHL, accounts receivable	$1,026	$6,103
CEHL, other current assets	624	624
CEHL, accounts payable	292	10,213
CEHL, note payable-related party	6,496	-
CEHL, accrued expenses	804	25
CEHL, long-term note payable-related party	-	872

	Year Ended December 31,
	2013	2012	2011
CEHL, total operating (income) and expenses	$(1,167)	$81	$3,243
CEHL, other expense, net	99	122	120

In June 2011, CPL, a wholly owned subsidiary of the Company, executed a Promissory Note in favor of Allied. See “Note 9 - Note Payable – Related Party,” for additional information relating to the Promissory Note. As of December 31, 2013, $6.5 million was outstanding under the Promissory Note.